SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 11 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date that the condensed financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required recognition or disclosure in the condensed financial statements.

10. Subsequent Events

Management has evaluated subsequent events and transactions that occurred through the date the financial statements were available to be issued. Other than as noted above, management did not identify any other subsequent events that would have required adjustment or disclosure in the financial statements.